Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Allowance for Credit Losses [Roll Forward]
Beginning of period	$ (53)	$ (64)	$ (53)	$ (64)
Credit loss expense	(5)	(1)	(10)	(8)
Write-offs, net of recoveries	6	3	11	8
Foreign exchange	(1)	0	(1)	2
End of period	$ (53)	$ (62)	$ (53)	$ (62)